Financial Instruments - Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3) (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Index	Dec. 31, 2017 GBP (£) Index
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ (7,880)	£ (51,037)
Fair value	24,760	61,446
Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 54	£ 31
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 8	£ 10
Unfavourable changes	£ (8)	£ (10)
Equity and Credit Contracts [member] | Reversionary property securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 7	£ 8
Unfavourable changes	£ (7)	£ (8)
HPI spot rate index level | Index	783	773
Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ (35)	£ (43)
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 3
Unfavourable changes	£ (2)	£ (3)
Equity Securities [member] | Property Related Options and Forwards [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 3	£ 7
Unfavourable changes	£ (4)	£ (8)
HPI spot rate index level | Index	722	727
Bottom of Range [member] | Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Top of Range [member] | Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Top of Range [member] | Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Weighted average [member] | Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.68%	2.42%
Weighted average [member] | Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.59%	2.32%
Fair Value Through P&L [Member] | Debt Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 142	£ 176
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 6	£ 3
Unfavourable changes	£ (6)	£ (3)
Fair Value Through P&L [Member] | Debt Securities [member] | Reversionary property securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 10	£ 11
Unfavourable changes	£ (10)	£ (11)
HPI spot rate index level | Index	783	773
Fair Value Through P&L [Member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 79
Assumption description	Contingent litigation risk
Shift	20.00%
Favourable changes	£ 6
Unfavourable changes	(6)
Fair Value Through P&L [Member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 53	£ 64
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	£ (2)	£ (2)
Fair Value Through P&L [Member] | Top of Range [member] | Debt Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Fair Value Through P&L [Member] | Top of Range [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	100.00%
Fair Value Through P&L [Member] | Top of Range [member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Fair Value Through P&L [Member] | Weighted average [member] | Debt Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.68%	2.42%
Fair Value Through P&L [Member] | Weighted average [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	29.00%
Fair Value Through P&L [Member] | Weighted average [member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.77%	2.57%
Financial assets at fair value through other comprehensive income [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 13,302
Financial assets at fair value through other comprehensive income [member] | Loans and Advances to Customers [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	73
Financial assets at fair value through other comprehensive income [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 73
Assumption description	Credit spreads
Shift	20.00%
Financial assets at fair value through other comprehensive income [member] | Top of Range [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.00%
Financial assets at fair value through other comprehensive income [member] | Weighted average [member] | Loans and Advances to Customers [member] | Other Loans [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.80%
Available-for-Sale [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value		£ 53
Assumption description		Contingent litigation risk
Shift		20.00%
Favourable changes		£ 6
Unfavourable changes		£ (6)
Available-for-Sale [member] | Top of Range [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value		100.00%
Available-for-Sale [member] | Weighted average [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value		35.00%